Note 9 - Trade Accounts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2016	2015
Trade accounts payable	5,562	5,641
Notes payable	398	457
Total	5,960	6,098